                                 September 13, 2006

                               U.S. Securities and
                               Exchange Commission
                               100 F Street, N.E.
                              Washington, DC 20549

            Re: Pruco Life Flexible Premium Variable Annuity Account
                              (File No. 811-07325)

o SP Advisor Variable Annuity
(File No.: 333-52780)
o SP Anuity One/Plus Variable Annuity
(File No.: 333-37728)
o SP FlexElite Variable Annuity
(File No.: 333-75702)
o SP Select Variable Annuity
(File No.: 333-52754)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life
Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable annuities the semi-annual report of each applicable underlying fund, for the period ended June 30, 2006. As indicated by the filing information set forth below, those semi-annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 1.Filer/Entity:           American Skandia Trust
 Registration No.:         811-05186
 CIK No.:                  0000814680
 Accession No.:            0001209286-06-000225
 Date of Filing:           08/31/2006

 2.Filer/Entity:           Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716
 CIK No.:                  0000928754
 Accession No.:            0000936772-06-000140
 Date of Filing:           09/01/2006

 3.Filer/Entity:           Gartmore Variable Insurance Trust
 Registration No.          811-03213
 CIK No.:                  0000353905
 Accession No.:            0001193125-06-186996
 Date of Filing:           09/07/2006

 4.Filer/Entity:           Janus Aspen Series
 Registration No.:         811-07736
 CIK No.:                  0000906185
 Accession No.:            0001104659-06-056995
 Date of Filing:           08/25/2006

 5.Filer/Entity:           The Prudential Series Fund, Inc.
 Registration No.:         811-03623
 CIK No.:                  0000711175
 Accession No.:            0001193125-06-183738
 Date of Filing:           08/31/2006

If you have any questions regarding this filing, please contact me at (973)
802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 ------------------------------------
 C. Christopher Sprague
 Vice President, Corporate Counsel

                               September 13, 2006

                       Securities and Exchange Commission
                                100 F Street, NE
                              Washington, DC 20549

            Re: Pruco Life Flexible Premium Variable Annuity Account
                              (File No. 811-07325)

Discovery Choice Variable Annuity
(File No. 333-79201)

Discovery Select Variable Annuity
(File No. 333-06701)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life
Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable annuities the semi-annual report of each applicable underlying fund, for the period ended June 30, 2006. As indicated by the filing information set forth below, those semi-annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             AIM Variable Insurance Funds
 Registration No.:         811-07452
 CIK No.:                  0000896435
 Accession No.:            0000950129-06-008117
 Date of Filing:           08/25/2006

 Filer/Entity:             AllianceBernstein Variable Products Series Fund Inc.
 Registration No.:         811-05398
 CIK No.:                  0000825316
 Accession No.:            0000936772-06-000138
 Date of Filing:           08/30/2006

Filer/Entity:              American Century Variable Portfolios, Inc.
 Registration No.:         811-05188
 CIK No.:                  0000814680
 Accession No.:            0000814680-06-00049
 Date of Filing:           08/30/2006

 Filer/Entity:             Credit Suisse Trust
 Registration No.:         811-07261
 CIK No.:                  0000941568
 Accession No.:            0001104659-06-059366
 Date of Filing:           09/05/2006

 Filer/Entity:             Davis Variable Account Fund, Inc.
 Registration No.:         811-09293
 CIK No.:                  0001084060
 Accession No.:            0001084060-06-000010
 Date of Filing:           08/24/2006

 Filer/Entity:             Dreyfus Variable Investment Funds, Inc.
 Registration No.:         811-05125
 CIK No.:                  0000813383
 Accession No.:            0000813383-06-000016
 Date of Filing:           08/17/2006

 Filer/Entity:             Franklin Templeton Variable Insurance Products Trust
 Registration No.:         811-05583
 CIK No.:                  0000837274
 Accession No.:            0001193125-06-180665
 Date of Filing:           08/28/2006

 Filer/Entity:             Janus Aspen Series - Institutional Shares
 Registration No.:         811-07736
 CIK No.:                  0000906185
 Accession No.:            0001104659-06-056995
 Date of Filing:           08/25/2006

 Filer/Entity:             MFS Variable Insurance Trust
 Registration No.:         811-08326
 CIK No.:                  0000918571
 Accession No.:            0000950156-06-000416
 Date of Filing:           08/29/2006

 Filer/Entity:             Premier VIT
 Registration No.:         811-08512
 CIK No.:                  0000923185
 Accession No.:            0001104659-06-056914
 Date of Filing:           08/24/2006

 Filer/Entity:             T. Rowe Price Equity Series Inc. - Equity Income Portfolio
 Registration No.:         811-07143
 CIK No.:                  0000918294
 Accession No.:            0000918294-05-000037
 Date of Filing:           08/24/2006

 Filer/Entity:             T. Rowe Price International Stock Portfolio
 Registration No.:         811-07145
 CIK No.:                  0000918292
 Accession No.:            0000918292-06-000007
 Date of Filing:           08/24/2006

 Filer/Entity:             The Prudential Series Fund, Inc.
 Registration No.:         811-03623
 CIK No.:                  0000711175
 Accession No.:            0001193125-06-183738
 Date of Filing:           08/31/2006

If you have any questions regarding this filing, please contact me at (973)
802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel

                               September 13, 2006

                       Securities and Exchange Commission
                                100 F Street, NE
                              Washington, DC 20549

            Re: Pruco Life Flexible Premium Variable Annuity Account
                              (File No. 811-07325)

Premier Variable Annuity
(File No. 333-130989)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life
Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable annuity the semi-annual report of the applicable underlying fund, for the period ended June 30, 2006. As indicated by the filing information set forth below, the semi-annual report was filed with the Commission, and we incorporate the filing by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual report with respect to the following underlying mutual fund:

 Filer/Entity:             American Skandia Trust
 Registration No.:         811-05186
 CIK No.:                  0000814679
 Accession No.:            0001209286-06-000225
 Date of Filing:           08/31/2006

If you have any questions regarding this filing, please contact me at (973)
802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel